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                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24F-2

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1.   Name and address of issuer:   Schroder Series Trust, 787 Seventh Avenue,
                                   New York, NY 10019
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2.   Name of each series or class of funds for which this notice is filed:

        Schroder High Yield Income Fund
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3.   Investment Company Act File Number:  811-7840

     Securities Act File Number:  33-65632
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4.   Last day of fiscal year for which this notice is filed:  June 16, 1997*

     *Pursuant to paragraph (b)(3) of Rule 24f-2, this Notice is filed for the fiscal period from November 1, 1996, the first day of Schroder High Yield Income Fund's most recent fiscal year, through June 16, 1997, the date on which Fund ceased operations.
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5.   Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

                                            [   ]
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6.   Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):

                                            N/A
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7.   Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

                                            None
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8.   Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

                                            None
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9.   Number and aggregate sale price of securities sold during the fiscal year:

        Number: 231,562.352            Aggregate Sale Price:  $2,012,506.12
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10.  Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

        Number: 231,562.352            Aggregate Sale Price:     $2,012,506.12
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11.  Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

        Number: 93,598.484             Aggregate Sale Price:    $801,621.21
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12.  Calculation of registration fee:

     (i)   Aggregate sale price of securities sold during
           the fiscal year in reliance on rule 24f-2
           (from Item 10):                                     $   2,012,506.12
                                                               ----------------
     (ii)  Aggregate price of shares issued in connec-
           tion with dividend reinvestment plans (from
           Item 11, if applicable):                            +     801,621.21
                                                               ----------------
     (iii) Aggregate price of shares redeemed or
           repurchased during the fiscal year (if
           applicable):                                        -   2,814,127.33
                                                               ----------------
     (iv)  Aggregate price of shares redeemed or
           repurchased and previously applied as a
           reduction to filing fees pursuant to
           rule 24e-2 (if applicable):                         +      0
                                                               ----------------
     (v)   Net aggregate price of securities sold
           and issued during the fiscal year in reliance
           on rule 24f-2 [line (i), plus line (ii), less
           line (iii), plus line (iv)] (if applicable):               0
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     (vi)  Multiplier prescribed by Section 6(b) of the
           Securities Act of 1933 or other applicable
           law or regulation (see Instruction C.6):            x    1/3300
                                                               ----------------
     (vii) Fee due [line (i) or line (v) multiplied by
           line (vi)]:                                         $      0
                                                               ----------------
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INSTRUCTION:   ISSUERS SHOULD COMPLETE LINES (II), (III), (IV), AND (V) ONLY IF
               THE FORM IS BEING FILED WITHIN 60 DAYS AFTER THE CLOSE OF THE ISSUER'S FISCAL YEAR. See Instruction C.3.
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13.  Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other
     Procedures (17 CRF 202.3a).     [   ]

     Date of mailing or wire transfer of filing fees to the Commission's lockbox depository: N/A
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                                   SIGNATURES

      A copy of the Agreement and Declaration of Trust of the Trust is on file with the Secretary of State of the Commonwealth of Massachusetts, and notice is hereby given that this instrument is executed on behalf of the Trust by an officer of the Trust as an officer and not individually and the obligations of the Trust arising out of this instrument are not binding upon any of the trustees, officers, or shareholders of the Trust individually but are binding only upon the assets and property of the Trust.

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

     By (Signature and Title)*  /s/ Robert Jackowitz, Treasurer
                                -------------------------------

                                  Robert Jackowitz, Treasurer
                                -------------------------------

     Date     8/7/97
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  *Please print the name and title of the signing officer below the signature.
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                                  ROPES & GRAY
                             ONE INTERNATIONAL PLACE
                        BOSTON, MASSACHUSETTS  02110-2624
                                 (617) 951-7000
                            Telecopier (617) 951-7050



                                                 August 8, 1997


Schroder Series Trust
787 Seventh Avenue
New York, NY  10019

Ladies and Gentlemen:

     We are furnishing this opinion in connection with your filing with the Securities and Exchange Commission of an Annual Notice of Securities Sold (the "Notice") pursuant to Rule 24f-2 (the "Rule") under the Investment Company Act of 1940, as amended, making definite the registration of 325,160.836 shares of beneficial interest (the "Shares") of Schroder High Yield Income Fund (the "Fund"), a series of Schroder Series Trust (the "Trust"), issued during the Fund's fiscal period from November 1, 1996 through June 16, 1997, the date the Fund ceased operations.

     We have examined copies of (i) the Agreement and Declaration of Trust of the Trust as on file at the office of the Secretary of State of The Commonwealth of Massachusetts, which provides for an unlimited number of authorized shares of beneficial interest, and (ii) the Trust's Bylaws, which provide for the issue and sale by the Trust of such shares. We have also examined (i) a copy of the Notice, and (ii) a certificate of the Treasurer of the Trust stating that all of the Shares were recorded as issued and that the appropriate consideration therefor as provided in the Trust's Bylaws was received by the Trust.

     We assume that appropriate action has been taken to register or qualify the sale of the Shares under any applicable state and federal laws regulating offerings and sales of securities, and that the Notice will be timely filed with the Securities and Exchange Commission.

     Based upon the foregoing, we are of the opinion that:

     1. The Trust is a legally organized and validly existing voluntary association with transferable shares of beneficial interest under the laws of The Commonwealth of Massachusetts and is authorized to issue an unlimited number of shares of beneficial interest.

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Schroder Series Trust                 -2-                        August 8, 1997


     2. The Shares were validly issued, fully paid, and non-assessable by the Trust.

     The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of the Trust could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Agreement and Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Trust or its Trustees. The Agreement and Declaration of Trust provides for indemnification out of the property of the particular series of shares for all loss and expense of any shareholder of that series held personally liable for the obligations of that series solely by reason of his being or having been a shareholder. Thus, the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which that series of shares itself would be unable to meet its obligations.

     We consent to this opinion accompanying the Notice.

                                       Very truly yours,


                                      /s/  Ropes & Gray